Real Property Acquisitions and Development (Details Textuals) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Merrill Gardens Partnership [Member]	Sep. 30, 2010 Merrill Gardens Partnership [Member]	Dec. 31, 2010 Senior Star Partnership [Member]	Dec. 31, 2010 Strategic Medical Office Partnership [Member]
Real Property Acquisitions and Development (Textuals) [Abstract]
Number of properties in portfolio				38	9	17
Percentage of interest owned by company in partnership			80.00%		90.00%
Percentage of interest owned by minority			20.00%		10.00%
Number of previous facilities under partnership owned by company			13		2
Number of facilities under partnership previous owned by company			25		7
Contribution by the company for the formation of the partnership			$ 254,885,000		$ 152,270,000	$ 225,173,000
Contribution of convertible preferred stock by the company for the formation of the partnership						16,667,000
Value of contribution of options by the company for the formation of the partnership						2,721,000
Value of notes payable contributed by the company for the formation of the partnership						8,333,000
weighted average useful life of the acquired intangibles (in years)	18.2	30	1.9		2.08	26.2
Interest rate on note payable						6.00%
Number of properties with controlling interest of the company						11
Number of properties accounted for under equity method with no controlling interest of company						6
Amount included in senior housing facilities for acquisition of portfolios that are closed						612,598,000
Additional Real Property Acquisitions and Development (Textuals) [Abstract]
Amount of real property purchased previously been financed by Company with loans	23,097,000
joint venture contingent consideration arrangements range	$0 to $35,008,000
Probability amounts paid by the expiration date of the commitments	19,453,000
Remaining part not recognized	15,555,000
Amount settled in the Company's common stock if certain performance thresholds	$ 12,500,000
Term of the applicable lease agreement	One year and are cancelable by the resident with 30 days' notice.